Note 1 - Reporting Entity	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
1
       Reporting entity

Caledonia Mining Corporation Plc (the “Company”) is a company domiciled in Jersey, Channel Islands. The address of the Company's registered office is
B006
Millais House, Castle Quay, St Helier, Jersey, Channel Islands. These unaudited condensed consolidated interim financial statements as at and for the
6 months ended
June 30, 2020
comprise the Company and its subsidiaries (the “Group”). The Group is primarily involved in the operation of a gold mine and the exploration and development of mineral properties for precious metals.

Caledonia's shares are listed on the NYSE American stock exchange (symbol - “CMCL”). Depository interests in Caledonia's shares are admitted to trading on AIM of the London Stock Exchange plc (symbol - “CMCL”).